Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation		$ (868)		$ (80)
Less: Impairment of property and equipment		(3,186)	[1]		[1]
Property and equipment, net		3,197		1,657
Vehicles held for use [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,212		515
Production facilities [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,760		377
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		779		178
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		280		46
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		114
Battery and charging swap infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		106		67
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	[2]			$ 554

[1]	Impairment of property and equipment was US$3.2 million for the year ended December 31, 2023, which was recognized on certain property and equipment associated with vehicle manufacturing.
[2]	Construction in process as of December 31, 2022 was production facilities for transportation, which were completed in January 2023 and transferred to production facilities, and depreciation commenced thereafter.